Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 70,482	$ 77,302
Short-term investments
Accounts receivable, net	98,034	63,135
Prepayment and other current assets	15,329	13,103
Total current assets	183,845	153,540
Property, plant and equipment, net	160	242
Intangible assets, net	20,297	16,718
Deferred tax assets	103	56
Unamortized produced content, net	807	1,874
Right-of-use assets	750	1,298
Prepayment and other non-current assets, net	1	21,445
Total non-current assets	22,118	41,633
TOTAL ASSETS	205,963	195,173
Current liabilities:
Short-term bank loans	4,421	4,998
Accounts payable	6,405	12,878
Advances from customers	147	536
Accrued liabilities and other payables	2,632	2,251
Other taxes payable	19,090	13,104
Lease liabilities current	208	291
Due to related parties		500
Convertible promissory note - related party
Total current liabilities	32,903	34,558
Long-term bank loan
Lease liabilities non-current	471	1,127
Warrant liability	86	24
Total non-current liabilities	557	1,151
TOTAL LIABILITIES	33,460	35,709
Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 authorized; none issued and outstanding)
Ordinary shares (par value of $0.0001 per share; 200,000,000 shares authorized as of December 31, 2021 and December 31,2022; 68,122,402 and 68,124,402 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	7	7
Additional paid-in capital	27,009	25,629
Statutory reserve	1,411	1,224
Retained earnings	150,685	123,982
Accumulated other comprehensive income(loss)	(6,684)	8,069
TOTAL GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED SHAREHOLDERS’ EQUITY	172,428	158,911
Non-controlling interest	75	553
TOTAL EQUITY	172,503	159,464
TOTAL LIABILITIES AND EQUITY	$ 205,963	$ 195,173